Related Party Transactions	12 Months Ended
Dec. 31, 2018
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Related Party Transactions

Note 31: Related Party Transactions

As of December 31, 2018, Woodbridge beneficially owned approximately 65% of the Company’s shares.

Transactions with Woodbridge

From time to time, in the normal course of business, the Company enters into transactions with Woodbridge and certain of its affiliates. These transactions involve providing and receiving product and service offerings and are not significant to the Company’s results of operations or financial condition either individually or in the aggregate.

In April 2018, the Company sold a Canadian wholly owned subsidiary to a company affiliated with Woodbridge for $16 million. The subsidiary’s assets consisted of accumulated losses that management did not expect to utilize against future taxable income prior to their expiry. As such, no tax benefit for the losses had been recognized in the consolidated financial statements. Under Canadian law, certain losses may only be transferred to related companies, such as those affiliated with Woodbridge. A gain of $16 million was recorded within “Other operating gains, net” within the consolidated income statement. In connection with this transaction, the board of directors’ Corporate Governance Committee obtained an independent fairness opinion. The Company utilized the independent fairness opinion to determine that the negotiated price between the Company and the purchaser was reasonable. After receiving the recommendation of the Corporate Governance Committee, the board of directors approved the transaction. Directors who were not considered independent because of their positions with Woodbridge refrained from deliberating and voting on the matter at both the committee and board meetings.

In October 2018, the Company returned approximately $6.5 billion to its shareholders pursuant to a substantial issuer bid/tender offer under which the Company repurchased approximately 138 million shares at a price of $47 per share. As part of this transaction, Woodbridge sold approximately 88.9 million shares through a proportionate tender which allowed it to maintain its equity ownership percentage in Thomson Reuters prior to the transaction. Woodbridge effected its proportionate tender offer through a Qualifying Holdco Alternative (as described in the offer documents), which the Company also offered to other shareholders to assist them in achieving certain Canadian tax objectives without having adverse consequences to the Company or other shareholders.

Transactions with Refinitiv

In October 2018, the Company sold a 55% interest in its former Financial & Risk business to private equity funds managed by Blackstone for approximately $17 billion and retained a 45% interest in the new company, which is now known as Refinitiv.

As part of the transaction, Reuters News and Refinitiv entered into an agreement which has a term of 30 years from October 1, 2018, pursuant to which Reuters News will supply news and editorial content to the Refinitiv partnership for a minimum of $325 million per year. For the year ended December 31, 2018, the Company recorded revenues under this agreement of $81 million. For the duration of the agreement, Refinitiv may also license the “Reuters” mark to brand its products and services, subject to certain contractual restrictions. For the year ended December 31, 2018, the Company recorded $6 million of income in “Other operating gains, net” within the consolidated income statement under this license.

Additionally, the Company and Refinitiv sell products and services to each other in the normal course of business. These transactions are not significant to the Company’s results of operations or financial condition either individually or in the aggregate.

To facilitate the separation, the Company and Refinitiv agreed to provide certain operational services to each other, including technology and administrative services, for a specified multi-year period. Additionally, the Company and Refinitiv extended property leases to each other. For the year ended December 31, 2018, the Company recorded the following amounts as expense or contra-expense, as applicable, related to these transactions:

	Provided by Thomson Reuters to Refinitiv Contra-expense	Provided by Refinitiv to Thomson Reuters (Expense)
Transitional services	12	(21)
Properties leased	16	(14)

The Company included $42 million of minimum lease payments owed to Refinitiv under non-cancellable leases in its disclosure of minimum lease payments (see note 30). Refinitiv owes the Company minimum lease payments of $58 million under non-cancellable lease agreements. Additionally, the Company included $113 million of purchase obligations to Refinitiv related to certain operational services, including technology and administrative services, in its disclosure of future unconditional purchase obligations (see note 30). Refinitiv has $54 million of purchase obligations to the Company for similar operational services.

At December 31, 2018, the consolidated statement of financial position included a receivable from Refinitiv of $332 million and a payable to Refinitiv of $249 million related to all transactions between the two companies.

Transactions with other associates and joint ventures

From time to time, the Company enters into transactions with its investments in other associates and joint ventures. These transactions typically involve providing or receiving services in the normal course of business.

In connection with the 2008 acquisition of Reuters, the Company assumed a lease agreement with 3XSQ Associates, an entity owned by a subsidiary of the Company and Rudin Times Square Associates LLC that was formed to build and operate the 3 Times Square property and building in New York, New York. On October 1, 2018, the lease was transferred to Refinitiv as part of the sale of the Company’s 55% interest in its Financial & Risk business. The lease provided the Company with approximately 690,000 square feet of office space. The Company retained its investment in 3XSQ Associates, which is accounted for using the equity method. Prior to the sale, the Company’s costs under this lease arrangement for rent, taxes and other expenses were $34 million in 2018 (2017 - $40 million).

Compensation of key management personnel

Key management personnel compensation, including directors, was as follows:

	Year ended December 31,
	2018	2017
Salaries and other benefits	57	39
Share-based payments	19	22
Total compensation	76	61

Key management personnel are comprised of the Company’s directors and executive officers.